UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 3/31

Date of reporting period: 12/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dean Small Cap Value Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.27%

Consumer Discretionary — 8.75%
Big Lots, Inc.	43,103	$2,420,233
Bloomin’ Brands, Inc.	149,610	3,192,677
Cheesecake Factory, Inc./The	77,185	3,718,773
Cooper-Standard Holdings, Inc. *	40,180	4,922,050
Helen of Troy Ltd. *	48,615	4,684,055
Steven Madden Ltd. *	77,685	3,627,890
Tenneco, Inc.	65,410	3,829,101

		26,394,779

Consumer Staples — 5.37%
Cal-Maine Foods, Inc. *	85,205	3,787,362
Energizer Holdings, Inc.	82,365	3,951,873
Fresh Del Monte Produce, Inc.	79,570	3,793,102
Lancaster Colony Corp.	36,170	4,673,526

		16,205,863

Energy — 4.07%
McDermott International, Inc. *	699,735	4,604,256
SRC Energy, Inc. *	532,785	4,544,656
World Fuel Services Corp.	111,150	3,127,761

		12,276,673

Financials — 26.79%
AMERISAFE, Inc.	49,455	3,046,428
Apollo Commercial Real Estate Finance, Inc.	349,343	6,445,378
Argo Group International Holdings Ltd.	98,655	6,082,081
Bank of Hawaii Corp.	52,545	4,503,107
Banner Corp.	48,820	2,690,958
Blackstone Mortgage Trust, Inc., Class A	186,950	6,016,051
Bryn Mawr Bank Corp.	66,412	2,935,410
CenterState Banks, Inc.	202,595	5,212,769
Chemical Financial Corp.	56,285	3,009,559
Enstar Group Ltd. *	13,615	2,733,211
First Financial Bancorp	168,742	4,446,352
First Merchants Corp.	123,957	5,213,631
Glacier Bancorp, Inc.	121,125	4,771,114
Granite Point Mortgage Trust, Inc.	209,240	3,711,918
Horace Mann Educators Corp.	75,015	3,308,162
Houlihan Lokey, Inc.	66,290	3,011,555
Infinity Property & Casualty Corp.	30,257	3,207,242
Northwest Bancshares, Inc.	181,515	3,036,746
Renasant Corp.	70,327	2,875,671
Third Point Reinsurance Ltd. *	310,680	4,551,462

		80,808,805

Health Care — 2.73%
LifePoint Health, Inc. *	74,930	3,731,514
Magellan Health, Inc. *	46,780	4,516,609

		8,248,123

See accompanying notes which are an integral part of these schedules of investments.

Industrials — 16.28%
Aircastle Ltd.	128,225	2,999,183
Armstrong World Industries, Inc. *	50,540	3,060,197
Astec Industries, Inc.	55,885	3,269,273
Brady Corp., Class A	95,730	3,628,167
Deluxe Corp.	69,920	5,372,653
Encore Wire Corp.	72,590	3,531,504
JELD-WEN Holding, Inc. *	57,320	2,256,688
Kaman Corp.	51,542	3,032,731
Knoll, Inc.	175,925	4,053,312
Regal-Beloit Corp.	59,315	4,543,529
Simpson Manufacturing Co., Inc.	64,320	3,692,611
Valmont Industries, Inc.	18,630	3,089,786
Watts Water Technologies, Inc., Class A	44,355	3,368,762
WESCO International, Inc. *	47,030	3,205,095

		49,103,491

Information Technology — 13.82%
ADTRAN, Inc.	280,958	5,436,537
Convergys Corp.	147,205	3,459,318
CSG Systems International, Inc.	69,486	3,044,877
DST Systems, Inc.	85,605	5,313,502
Methode Electronics, Inc.	113,940	4,568,994
NETGEAR, Inc. *	59,227	3,479,586
Plantronics, Inc.	62,820	3,164,872
Plexus Corp. *	94,145	5,716,484
Tech Data Corp. *	30,658	3,003,564
Travelport Worldwide Ltd.	344,750	4,505,883

		41,693,617

Materials — 5.36%
Cabot Corp.	91,555	5,638,872
KapStone Paper and Packaging Corp.	136,745	3,102,744
Schweitzer-Mauduit International, Inc.	66,486	3,015,805
Sensient Technologies Corp.	60,395	4,417,894

		16,175,315

Real Estate — 6.63%
Columbia Property Trust, Inc.	251,605	5,774,335
Lexington Realty Trust	362,710	3,500,152
LTC Properties, Inc.	129,230	5,627,966
Washington Real Estate Investment Trust	164,395	5,115,972

		20,018,425

Utilities — 5.47%
American States Water Co.	68,330	3,956,990
NorthWestern Corp.	105,420	6,293,574
PNM Resources, Inc.	154,455	6,247,705

		16,498,269

Total Common Stocks (Cost $272,876,539)		287,423,360

See accompanying notes which are an integral part of these schedules of investments.

Money Market Securities — 4.65%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.19% (a)	14,018,041	14,018,041

Total Money Market Securities (Cost $14,018,041)		14,018,041

Total Investments – 99.92% (Cost $286,894,580)		301,441,401

Other Assets in Excess of Liabilities – 0.08%		240,777

NET ASSETS – 100.00%		$301,682,178

(a)	Rate disclosed is the seven day effective yield as of December 31, 2017.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

As of December 31, 2017, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$19,088,519
Unrealized depreciation	(4,562,323)

Net unrealized appreciation	$14,526,196

Aggregate cost of securities for federal income tax purposes	$286,915,205

See accompanying notes which are an integral part of these schedules of investments.

Dean Mid Cap Value Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.00%

Consumer Discretionary — 14.20%
Aptiv PLC	6,511	$552,328
Aramark	13,544	578,871
Carter’s, Inc.	5,070	595,674
Delphi Technologies PLC *	6,685	350,762
Gildan Activewear, Inc.	20,254	654,204
Interpublic Group of Cos., Inc.	24,976	503,516
LKQ Corp. *	14,315	582,191
Monro Muffler Brake, Inc.	8,996	512,322
Nordstrom, Inc.	10,115	479,249

		4,809,117

Consumer Staples — 7.04%
Casey’s General Stores, Inc.	4,598	514,700
Dr. Pepper Snapple Group, Inc.	5,741	557,221
Ingredion, Inc.	4,523	632,315
Tyson Foods, Inc., Class A	8,375	678,961

		2,383,197

Energy — 6.42%
Concho Resources, Inc. *	4,101	616,052
Energen Corp. *	7,008	403,451
Pioneer Natural Resources Co.	3,355	579,912
RPC, Inc.	22,516	574,834

		2,174,249

Financials — 17.82%
Allstate Corp.	5,890	616,742
Ameriprise Financial, Inc.	3,504	593,823
Associated Banc-Corp.	17,695	449,453
Brown & Brown, Inc.	11,159	574,242
Citizens Financial Group, Inc.	11,606	487,220
Commerce Bancshares, Inc.	8,683	484,842
Invesco Ltd.	17,247	630,205
M&T Bank Corp.	3,256	556,743
Reinsurance Group of America, Inc.	3,529	550,277
Torchmark Corp.	5,940	538,817
W.R. Berkley Corp.	7,754	555,574

		6,037,938

Health Care — 3.78%
Becton Dickinson and Co.	997	213,335
Universal Health Services, Inc., Class B	4,921	557,795
Zimmer Biomet Holdings, Inc.	4,225	509,831

		1,280,961

Industrials — 15.91%
Comfort Systems USA, Inc.	13,296	580,370
Curtiss-Wright Corp.	4,125	502,631
Hexcel Corp.	8,922	551,826
Hubbell, Inc.	3,927	531,480
ITT, Inc.	9,717	518,596
Kansas City Southern	5,095	536,096
Parker-Hannifin Corp.	2,833	565,410
Republic Services, Inc.	7,654	517,487
Stanley Black & Decker, Inc.	2,957	501,773
Xylem, Inc.	8,549	583,042

		5,388,711

See accompanying notes which are an integral part of these schedules of investments.

Information Technology — 7.81%
Alliance Data Systems Corp.	1,914	485,161
Arrow Electronics, Inc. *	6,636	533,601
DST Systems, Inc.	8,052	499,788
Keysight Technologies, Inc. *	11,705	486,928
Synopsys, Inc. *	7,530	641,857

		2,647,335

Materials — 9.41%
Agrium, Inc.	5,144	591,560
Bemis Co., Inc.	10,811	516,658
Eastman Chemical Co.	5,293	490,344
International Flavors & Fragrances, Inc.	3,604	550,006
International Paper Co.	9,021	522,677
Valvoline, Inc.	20,578	515,685

		3,186,930

Real Estate — 7.29%
Equity LifeStyle Properties, Inc.	8,673	772,071
Highwoods Properties, Inc.	11,656	593,407
RLJ Lodging Trust	21,820	479,385
Weingarten Realty Investors	18,962	623,281

		2,468,144

Utilities — 7.32%
Ameren Corp.	10,214	602,524
Great Plains Energy, Inc.	18,415	593,700
Portland General Electric Co.	13,246	603,753
Xcel Energy, Inc.	14,116	679,121

		2,479,098

Total Common Stocks (Cost $25,784,912)		32,855,680

Money Market Securities — 1.63%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.19% (a)	552,543	552,543

Total Money Market Securities (Cost $552,543)		552,543
Total Investments — 98.63% (Cost $26,337,455)		33,408,223

Other Assets in Excess of Liabilities — 1.37%		463,621

NET ASSETS — 100.00%		$33,871,844

(a)	Rate disclosed is the seven day effective yield as of December 31, 2017.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedules of investments.

As of December 31, 2017, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$7,089,889
Unrealized depreciation	(19,382)

Net unrealized appreciation	$7,070,507

Aggregate cost of securities for federal income tax purposes	$26,337,716

See accompanying notes which are an integral part of these schedules of investments.

Dean Funds

Related Notes to the Schedule of Investments

December 31, 2017

(Unaudited)

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Distributions received from investments in real estate investment trusts (“REITS”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, each Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Dean Funds

Related Notes to the Schedule of Investments—(Continued)

December 31, 2017

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Dean Investment Associates (the “Adviser”) and/or Dean Capital Management, LLC (the “Sub-Adviser”) is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the pricing service is not reliable, as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser and/or Sub-Adviser would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at December 31, 2017 in valuing the Funds’ investments:

Small Cap Fund

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$287,423,360	$—	$—	$287,423,360
Money Market Securities	14,018,041	—	—	14,018,041

Total	$301,441,401	$—	$—	$301,441,401

Mid Cap Fund

Assets
Common Stocks*	$32,855,680	$—	$—	$32,855,680
Money Market Securities	552,543	—	—	552,543

Total	$33,408,223	$—	$—	$33,408,223

*	Refer to the Schedule of Investments for sector classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs (level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of December 31, 2017 based on input levels assigned at March 31, 2017.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	2/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	2/27/2018